ACCRUED CONSULTING FEES (Details - Consulting fees balance changed) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Payables and Accruals [Abstract]
Balance, beginning of period	$ 1,145,917	$ 926,217
Compensation expense accrued pursuant to consulting agreements	240,000	240,000
Payments to consultants	0	(20,300)
Balance, end of period	$ 1,385,917	$ 1,145,917